FAIR VALUE MEASUREMENTS (Details 1) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Asset Fair Value Disclosure		$ 1.1		$ 3.5
Foreign Currency Contract, Asset, Fair Value Disclosure		0.1
Interest Rate Swap Liability Fair Value Disclosure		1.6		4.5
Commodity Forward Contracts Liability Fair Value Disclosure		11.6		8.6
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Asset Fair Value Disclosure		0.0		0.0
Foreign Currency Contract, Asset, Fair Value Disclosure		0.0
Interest Rate Swap Liability Fair Value Disclosure		0.0		0.0
Commodity Forward Contracts Liability Fair Value Disclosure		0.0		0.0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Asset Fair Value Disclosure		1.1		3.5
Foreign Currency Contract, Asset, Fair Value Disclosure		0.1
Interest Rate Swap Liability Fair Value Disclosure		1.6		4.5
Commodity Forward Contracts Liability Fair Value Disclosure		11.6		8.6
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest Rate Swap Asset Fair Value Disclosure		0.0		0.0
Foreign Currency Contract, Asset, Fair Value Disclosure		0.0
Interest Rate Swap Liability Fair Value Disclosure		0.0		0.0
Commodity Forward Contracts Liability Fair Value Disclosure		0.0		$ 0.0
Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	$ 0.5	1.1	$ 2.9
Derivative Liability	0.9	1.6	3.8
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	0.0	0.0
Derivative Liability	0.0	0.0	0.0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.5	1.1	2.9
Derivative Liability	0.9	1.6	3.8
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset	0.0	0.0	0.0
Derivative Liability	0.0	0.0	0.0
Commodity Contract [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	6.7	11.6	8.8
Commodity Contract [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0.0	0.0	0.0
Commodity Contract [Member] | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	6.7	11.6	8.8
Commodity Contract [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability	0.0	0.0	$ 0.0
Foreign Exchange Contract
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		0.1
Derivative Liability	1.5
Foreign Exchange Contract | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		0.0
Derivative Liability	0.0
Foreign Exchange Contract | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		0.1
Derivative Liability	1.5
Foreign Exchange Contract | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset		$ 0.0
Derivative Liability	$ 0.0